Measurement of financial assets and liabilities - Financial assets and liabilities by IFRS 9 category (Details) - Loans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Amortised cost
Financial assets and liabilities by IFRS 9 category
Financial assets	$ 153	$ 148
Mandatorily at FVTPL
Financial assets and liabilities by IFRS 9 category
Financial assets	$ 364	$ 430